UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-03940

Strategic Funds, Inc. (formerly, Dreyfus Premier New Leaders Fund, Inc.)
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Bennett A. MacDougall, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	11/30/2015

The following N-CSR relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different N-CSR reporting requirements.  Separate N-CSR Forms will be filed for these series, as appropriate.

Dreyfus Select Managers Small Cap Growth Fund

FORM N-CSR

Item 1.       Reports to Stockholders.

Dreyfus Select Managers Small Cap Growth Fund

SEMIANNUAL REPORT November 30, 2015

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

Contents

THE FUND

FOR MORE INFORMATION

Back Cover

Dreyfus Select Managers Small Cap Growth Fund	The Fund

A LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for Dreyfus Select Managers Small Cap Growth Fund, covering the six-month period from June 1, 2015, through November 30, 2015. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

Financial markets proved volatile over the reporting period amid choppy U.S. and global economic growth. The reporting period began in the wake of rising U.S. stock prices over the spring of 2015, which drove some broad measures of market performance to new record highs. Although those gains were more than erased over the summer of 2015 when global economic instability undermined investor sentiment, a renewed rally in the fall helped mitigate losses. Most large-cap stock indices ended the reporting period with flat to mildly negative returns, while smaller stocks lost some value. International stocks mostly provided negative returns, but developed markets fared far better than emerging markets amid falling commodity prices and depreciating currency values. U.S. bonds produced generally flat total returns overall, with municipal bonds achieving higher returns, on average, than U.S. government securities and corporate-backed bonds.

We expect market volatility to persist over the near term until investors see greater clarity regarding domestic and global economic conditions. Our investment strategists and portfolio managers are monitoring developments carefully, keeping a close watch on credit spreads, currency values, commodity prices, corporate profits, economic trends in the emerging markets, and other developments that could influence investor sentiment. Over the longer term, we remain confident that markets are likely to benefit as investors increasingly recognize that inflation is likely to stay low, economic growth expectations are stabilizing, and monetary policies remain accommodative in most regions of the world. In our view, investors will continue to be well served under these circumstances by a long-term perspective and a disciplined investment approach.

Thank you for your continued confidence and support.

Sincerely,

J. Charles Cardona
President
The Dreyfus Corporation
December 17, 2015

DISCUSSION OF FUND PERFORMANCE

For the period of June 1, 2015, through November 30, 2015, as provided by Keith L. Stransky and Robert B. Mayerick, Portfolio Allocation Managers, EACM Advisors LLC

Fund and Market Performance Overview

For the six-month period ended November 30, 2015, Dreyfus Select Managers Small Cap Growth Fund’s Class A, Class C, Class I, and Class Y shares at NAV produced total returns of -3.30%, -3.73%, -3.17%, and -3.17%, respectively.1 In comparison, the Russell 2000® Growth Index (the “Index”), the fund’s benchmark, returned -3.48% for the same period.2

Small-cap growth stocks declined moderately over the reporting period amid heightened volatility stemming from shifting global economic sentiment. The fund’s Class A, Class I, and Class Y shares outperformed the index, as the fund’s sub-advisers collectively achieved strong results in the information technology and consumer discretionary sectors.

The Fund’s Investment Approach

The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its assets in the stocks of small-cap companies.

The fund uses a “multi-manager” approach by selecting one or more sub-advisers to manage its assets. We seek sub-advisers that complement one another’s style of investing. We monitor and evaluate the performance of the sub-advisers and will make corresponding recommendations to Dreyfus and the fund’s board.

The fund’s assets are currently under the various portfolio management of seven sub-advisers, each of whom acts independently and uses their own methodology to select investments. At the end of the reporting period, 6% of the fund’s assets are under the management of Riverbridge Partners, LLC, which employs a bottom-up approach to stock selection and focuses on companies that are building their earnings power and intrinsic value over long periods of time. Approximately 11% of the fund’s assets are under the management of Henderson Geneva Capital Management LLC, which employs bottom-up fundamental analysis supplemented by top-down considerations to identify companies that perform well over long periods of time. Approximately 13% of the fund’s assets are under the management of Cupps Capital Management, LLC, which employs a proprietary investment framework to evaluate the attractiveness of stocks. Nicholas Investment Partners, L.P., which employs quantitative/qualitative analysis to identify companies experiencing positive change in seeking above-expected growth, manages 19% of the fund’s assets. EAM Investors, LLC, which manages 20% of the fund’s assets, chooses investments through bottom-up fundamental analysis using a blend of a quantitative discovery process and a qualitative analysis process. Approximately 12% of assets are managed by Granite Investment Partners, LLC, which seeks attractively valued small-cap companies with catalysts for growth, and another 19% of assets are managed by Rice Hall James & Associates, which seeks growing companies whose value, in the manager’s view, has not yet been fully appreciated in the marketplace. These percentages are expected to increase over time, within ranges described in the prospectus.

DISCUSSION OF FUND PERFORMANCE (continued)

Global Economic Concerns Sparked Market Volatility

A U.S. economic recovery got back on track in the spring of 2015, driving the Index to record highs soon after the reporting period began. However, a debt crisis in Greece and slowing economic growth in China sent U.S. stock prices broadly lower over the summer. Small-cap growth stocks fell sharply in August and September when investors worried that instability in overseas markets might hurt the U.S. economy. While a strong rally subsequently mitigated those losses, it was not enough to fully offset previous weakness. In this environment, the economic sectors that comprise the benchmark produced widely divergent returns, with consumer staples and financial stocks faring relatively well and energy stocks declining substantially.

Underlying Strategies Bolstered Relative Performance

The fund’s relative results over the reporting period benefited from strong stock selections in the information technology sector, where online postage provider Stamps.com reported better-than-expected earnings and achieved record results in two business units. Municipal information management specialist Tyler Technologies was rewarded for an acquisition that was expected to be immediately accretive to earnings. In the consumer discretionary sector, convenience retail distributor Core-Mark Holding Company posted higher revenues as sales volumes increased, and leisure products company Pool benefited from warm weather and a longer-than-usual swimming season.

Laggards during the reporting period were concentrated in the health care sector, as biopharmaceutical developer Clovis Oncology was hurt by a regulatory delay in approving a new drug, and diagnostics company Exact Sciences lost value after the efficacy of one of its tests was called into question.

A Constructive Investment Posture

Despite recent market volatility, we remain optimistic about the prospects for small-cap growth stocks. The U.S. economy has continued to grow, and small-cap stocks historically have fared well compared to other capitalization ranges during times of rising interest rates. Moreover, U.S.-centric small-cap companies may be insulated from currency fluctuations and economic instability overseas. We also expect increased mergers-and-acquisitions activity to benefit the asset class.

We made no additions or subtractions from the fund’s roster of sub-advisers over the reporting period, but we made some changes to allocations in an effort to achieve more competitive risk-adjusted returns.

December 17, 2015

Equity funds are subject generally to market, market sector, market liquidity, issuer, and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.

The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories. They also tend to be less liquid than larger company stocks.

1 Total return includes reinvestment of dividends and any capital gains paid, and does not take into consideration the maximum initial sales charge in the case of Class A shares, or the applicable contingent deferred sales charge imposed on redemptions in the case of Class C shares. Had these charges been reflected, returns would have been lower. Past performance is no guarantee of future results. Share price and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. Return figures provided reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to an undertaking in effect through October 1, 2016, at which time it may be extended, terminated, or modified. Had these expenses not been absorbed, the fund’s returns would have been lower.

2  SOURCE: Lipper Inc. -- The Russell 2000 Growth Index is an unmanaged index, which measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The total return figure cited for this index assumes change in security prices and reinvestment of dividends, but does not reflect the costs of managing a mutual fund. Investors cannot invest directly in any index.

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in Dreyfus Select Managers Small Cap Growth Fund from June 1, 2015 to November 30, 2015. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.29	$ 10.06	$ 4.82	$ 4.72
Ending value (after expenses)	$967.00	$962.70	$968.30	$968.30

COMPARING YOUR FUND’S EXPENSES
WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2015

	Class A	Class C	Class I	Class Y
Expenses paid per $1,000†	$ 6.46	$ 10.33	$ 4.95	$ 4.85
Ending value (after expenses)	$1,018.60	$1,014.75	$1,020.10	$1,020.20

† Expenses are equal to the fund’s annualized expense ratio of 1.28% for Class A, 2.05% for Class C, .98% for Class I and .96% for Class Y, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS

November 30, 2015 (Unaudited)

Common Stocks - 98.1%	Shares		Value ($)
Automobiles & Components - 1.8%
Cooper-Standard Holding	13,284	[a]	982,219
Dorman Products	32,217	[a,b]	1,537,395
Drew Industries	30,816		1,862,211
Gentex	51,025		853,903
Gentherm	48,708	[a]	2,476,315
Motorcar Parts of America	21,363	[a]	855,802
Standard Motor Products	25,366		1,059,284
Tower International	29,273		897,510
Visteon	7,436	[a]	891,651
			11,416,290
Banks - 4.3%
BancFirst	16,836		1,085,417
Bank of the Ozarks	134,075	[b]	7,277,591
BBCN Bancorp	128,812		2,435,835
BofI Holding	125,844	[a,b]	2,520,655
Boston Private Financial Holdings	93,086		1,126,341
Capital Bank Financial, Cl. A	25,012		843,405
Central Pacific Financial	51,496		1,196,767
FCB Financial Holdings, Cl. A	28,271	[a]	1,101,155
Great Western Bancorp	35,485		1,072,357
Home BancShares	20,510		925,411
HomeStreet	44,537	[a]	965,117
LendingTree	23,220	[a]	2,365,654
ServisFirst Bancshares	19,720		970,618
Simmons First National, Cl. A	15,848		913,796
Texas Capital Bancshares	21,623	[a]	1,281,811
Union Bankshares	42,668		1,145,636
			27,227,566
Capital Goods - 5.5%
AAON	25,088		619,925
Acuity Brands	15,283		3,528,539
Albany International, Cl. A	10,034		390,925
American Woodmark	16,206	[a]	1,329,054
Apogee Enterprises	50,271		2,524,610
Astronics	38,412	[a]	1,486,160
Barnes Group	28,776		1,108,452
Beacon Roofing Supply	74,047	[a]	3,166,990

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Capital Goods - 5.5% (continued)
Builders FirstSource	72,613	[a]	977,371
CIRCOR International	20,517		932,498
CLARCOR	14,816		782,729
Comfort Systems USA	31,084		986,606
Donaldson	29,193	[b]	916,660
Dycom Industries	10,445	[a]	912,684
Encore Wire	30,029		1,311,366
Esterline Technologies	20,704	[a]	1,968,536
Gibraltar Industries	31,808	[a]	848,956
HEICO	9,415		484,684
John Bean Technologies	23,647		1,156,338
Middleby	15,348	[a]	1,688,894
Patrick Industries	21,224	[a,b]	879,310
Proto Labs	27,338	[a,b]	1,850,509
Raven Industries	49,156	[b]	819,431
RBC Bearings	17,866	[a]	1,261,697
Rush Enterprises, Cl. A	40,429	[a]	983,638
Woodward	31,658		1,596,513
			34,513,075
Commercial & Professional Services - 5.3%
Acacia Research	88,150	[b]	520,967
Advisory Board	104,596	[a]	5,631,449
CEB	55,257		4,269,708
Exponent	13,748		709,809
Franklin Covey	27,696	[a]	424,580
FTI Consulting	29,094	[a]	1,087,534
Healthcare Services Group	68,426	[b]	2,527,656
Huron Consulting Group	47,893	[a]	2,778,273
InnerWorkings	32,370	[a]	277,087
Kforce	39,217		1,056,506
Knoll	36,599		815,426
Korn/Ferry International	24,260		892,768
MiX Telematics, ADR	57,755		281,267
Mobile Mini	14,072		498,852
On Assignment	18,466	[a]	861,993
Resources Connection	78,502		1,432,661
Ritchie Bros Auctioneers	33,748	[b]	904,109
Rollins	19,661		533,796
Steelcase, Cl. A	126,390		2,527,800

Common Stocks - 98.1% (continued)	Shares		Value ($)
Commercial & Professional Services - 5.3% (continued)
Team	18,381	[a]	701,787
Tetra Tech	105,116		2,921,174
TrueBlue	28,800	[a]	843,552
Viad	25,820		797,063
			33,295,817
Consumer Durables & Apparel - 2.2%
CalAtlantic Group	47,779		2,011,496
Callaway Golf	202,160		2,037,773
Cavco Industries	12,896	[a]	1,195,459
Columbia Sportswear	19,131	[b]	895,905
G-III Apparel Group	39,986	[a]	1,834,158
LGI Homes	34,092	[a,b]	1,133,900
Oxford Industries	8,604		584,556
Sequential Brands Group	60,274	[a,b]	539,452
Skechers USA, Cl. A	10,607	[a]	320,331
Steven Madden	21,889	[a]	698,259
Tempur Sealy International	13,703	[a]	1,089,388
Universal Electronics	26,165	[a]	1,386,483
			13,727,160
Consumer Services - 6.7%
2U	39,138	[a]	944,009
Bravo Brio Restaurant Group	103,927	[a]	1,108,901
Bright Horizons Family Solutions	23,391	[a]	1,551,525
Buffalo Wild Wings	15,515	[a,b]	2,486,124
Century Casinos	141,168	[a]	945,826
Cheesecake Factory	68,748		3,240,093
Chegg	241,391	[a,b]	1,752,499
Chuy's Holdings	64,486	[a]	2,144,159
ClubCorp Holdings	103,481		1,857,484
Dave & Buster's Entertainment	27,324	[a]	1,047,602
Diamond Resorts International	74,930	[a,b]	2,106,282
Fiesta Restaurant Group	23,056	[a]	886,042
Grand Canyon Education	29,747	[a]	1,178,576
Intrawest Resorts Holdings	103,049	[a]	948,051
Jack in the Box	15,864		1,176,157
LifeLock	278,651	[a,b]	4,023,720
Noodles & Company	21,581	[a,b]	239,549
Panera Bread, Cl. A	4,912	[a,b]	893,002
Popeyes Louisiana Kitchen	35,391	[a]	2,047,723

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Consumer Services - 6.7% (continued)
Red Robin Gourmet Burgers	8,891	[a]	599,965
Rentrak	31,627	[a,b]	1,530,431
Shake Shack, Cl. A	7,745	[b]	355,883
Six Flags Entertainment	21,140		1,097,166
Texas Roadhouse	57,571		2,014,985
Vail Resorts	38,977		4,700,626
Weight Watchers International	36,348	[a,b]	958,860
Zoe's Kitchen	17,295	[a,b]	588,376
			42,423,616
Diversified Financials - 2.0%
Evercore Partners, Cl. A	20,639		1,146,084
FactSet Research Systems	5,942	[b]	1,007,347
Financial Engines	20,880	[b]	752,306
GAMCO Investors, Cl. A	12,264		803,169
HFF, Cl. A	25,183		865,540
Interactive Brokers Group, Cl. A	46,466		2,014,766
MarketAxess Holdings	20,315		2,169,236
PRA Group	37,504	[a,b]	1,549,290
Virtus Investment Partners	11,888		1,619,621
WisdomTree Investments	42,800	[b]	930,900
			12,858,259
Energy - 1.4%
Diamondback Energy	15,464	[a]	1,206,501
Dril-Quip	8,989	[a,b]	567,296
Forum Energy Technologies	74,439	[a]	1,165,715
Gulfport Energy	15,028	[a]	382,012
Matador Resources	63,130	[a,b]	1,622,441
MRC Global	82,070	[a]	1,213,815
PBF Energy, Cl. A	22,338		904,466
Renewable Energy Group	68,045	[a]	613,085
TETRA Technologies	121,413	[a]	1,131,569
			8,806,900
Exchange-Traded Funds - .6%
iShares Russell 2000 ETF	28,968	[b]	3,450,089
Food & Staples Retailing - .6%
Fresh Market	101,007	[a,b]	2,422,148
Smart & Final Stores	43,733	[a]	768,389
United Natural Foods	14,483	[a,b]	635,949
			3,826,486

Common Stocks - 98.1% (continued)	Shares		Value ($)
Food, Beverage & Tobacco - 1.6%
B&G Foods	17,770		671,351
Calavo Growers	10,641		602,068
Fresh Del Monte Produce	17,074		746,305
Hain Celestial Group	48,181	[a]	2,057,329
J&J Snack Foods	10,102		1,178,701
John B. Sanfilippo & Son	13,341		767,775
Pinnacle Foods	22,199		966,544
Post Holdings	36,992	[a]	2,571,684
TreeHouse Foods	9,247	[a,b]	799,496
			10,361,253
Health Care Equipment & Services - 8.6%
AAC Holdings	12,935	[a,b]	317,425
Abaxis	8,678	[b]	461,409
ABIOMED	77,234	[a]	6,299,977
Acadia Healthcare	30,068	[a]	2,074,993
Adeptus Health, Cl. A	10,516	[a,b]	631,906
AMN Healthcare Services	23,396	[a]	690,182
athenahealth	7,181	[a,b]	1,204,613
Avinger	45,993	[b]	827,414
Cantel Medical	32,213		2,088,369
Chemed	6,810	[b]	1,052,077
Cross Country Healthcare	59,216	[a]	1,080,692
DexCom	6,160	[a]	523,723
Diplomat Pharmacy	80,113	[a,b]	2,814,370
ExamWorks Group	22,414	[a]	592,178
Globus Medical, Cl. A	63,264	[a]	1,716,352
Haemonetics	24,721	[a]	797,005
HealthStream	22,683	[a]	544,846
Hill-Rom Holdings	20,444		1,040,804
ICU Medical	7,325	[a]	830,948
Insulet	42,138	[a]	1,541,829
Intersect ENT	44,691	[a]	880,860
K2M Group Holdings	88,061	[a]	1,779,713
LDR Holding	15,747	[a]	425,484
Masimo	59,338	[a]	2,461,340
Medidata Solutions	40,229	[a]	1,843,695
MEDNAX	12,704	[a]	906,684
Molina Healthcare	11,141	[a]	671,357
Natus Medical	18,381	[a]	896,625

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Health Care Equipment & Services - 8.6% (continued)
Neogen	40,587	[a]	2,397,068
Nevro	64,889	[b]	3,917,998
Novadaq Technologies	24,255	[a,b]	295,426
NuVasive	38,272	[a]	1,995,502
NxStage Medical	51,528	[a]	1,005,311
Omnicell	19,787	[a]	596,776
Spectranetics	39,671	[a,b]	548,650
Team Health Holdings	10,080	[a]	555,811
Teleflex	15,883		2,091,791
U.S. Physical Therapy	18,522		978,702
Zeltiq Aesthetics	97,164	[a,b]	2,951,842
			54,331,747
Household & Personal Products - .2%
Inter Parfums	34,156		910,599
Medifast	19,593		594,060
			1,504,659
Insurance - .5%
Infinity Property & Casualty	9,609		821,570
National General Holdings	40,777		893,424
Stewart Information Services	32,718		1,417,998
			3,132,992
Materials - 2.6%
Balchem	30,660		2,099,903
Berry Plastics Group	62,921	[a]	2,287,808
Graphic Packaging Holding	105,732		1,445,356
Headwaters	47,912	[a]	918,473
Kaiser Aluminum	13,519		1,158,849
Kraton Performance Polymers	37,323	[a]	830,437
Neenah Paper	12,561		834,930
Senomyx	251,984	[a,b]	1,166,686
Sensient Technologies	19,550		1,306,722
Summit Materials	54,957		1,251,371
US Concrete	47,772	[a]	2,805,650
			16,106,185
Media - 1.7%
Gray Television	72,279	[a]	1,210,673
IMAX	43,424	[a]	1,644,901
MDC Partners	232,268	[b]	5,005,375
Nexstar Broadcasting Group, Cl. A	21,447		1,256,580

Common Stocks - 98.1% (continued)	Shares		Value ($)
Media - 1.7% (continued)
Scholastic	35,249		1,505,837
			10,623,366
Pharmaceuticals, Biotechnology & Life Sciences - 12.2%
ACADIA Pharmaceuticals	20,163	[a]	765,186
Aerie Pharmaceuticals	30,906	[a,b]	848,061
Akebia Therapeutics	83,309	[a,b]	893,906
Albany Molecular Research	62,355	[a]	1,242,112
Alder Biopharmaceuticals	7,612	[a,b]	283,623
Anacor Pharmaceuticals	25,858	[a]	3,018,404
Atara Biotherapeutics	14,575	[a,b]	572,798
Bio-Rad Laboratories, Cl. A	6,601	[a]	922,292
BioSpecifics Technologies	36,084	[a]	1,748,270
Bio-Techne	21,210		1,934,564
Bluebird Bio	4,843	[a]	429,816
Cambrex	22,477	[a]	1,205,442
Cellectis	7,996	[b]	264,588
Cepheid	27,208	[a]	977,856
Chimerix	27,901	[a]	1,127,200
Clovis Oncology	19,689	[a]	619,219
Cytokinetics	89,715	[a,b]	1,060,431
Dyax	30,534	[a]	1,027,774
Dynavax Technologies	68,925	[a]	1,922,318
Eagle Pharmaceuticals	23,774	[a,b]	2,178,649
Emergent BioSolutions	60,296	[a]	2,271,350
Exact Sciences	21,272	[a,b]	193,362
FibroGen	41,891	[b]	1,245,838
Flex Pharma	15,148	[b]	183,291
Horizon Pharma	62,940	[a]	1,355,098
INC Research Holdings, Cl. A	36,800		1,740,640
Intra-Cellular Therapies	40,922	[a,b]	2,182,370
Keryx Biopharmaceuticals	193,805	[a,b]	1,118,255
Kite Pharma	29,270	[a]	2,410,970
Ligand Pharmaceuticals	49,245	[a,b]	5,273,155
Lipocine	60,135	[a,b]	835,275
Loxo Oncology	14,649	[a]	482,392
Medicines	35,747	[a,b]	1,501,731
NanoString Technologies	42,202	[a,b]	643,158
Nektar Therapeutics	244,915	[a,b]	3,835,369
NeoGenomics	144,129	[a]	1,148,708

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Pharmaceuticals, Biotechnology & Life Sciences - 12.2% (continued)
Neurocrine Biosciences	51,456	[a]	2,797,663
OPKO Health	52,781	[a,b]	577,424
Otonomy	30,917	[a]	815,900
Pacira Pharmaceuticals	29,049	[a,b]	1,880,923
PAREXEL International	22,862	[a]	1,551,187
Pfenex	21,105	[a]	325,439
Portola Pharmaceuticals	55,409	[a]	2,748,840
Progenics Pharmaceuticals	287,116	[a,b]	1,929,420
Prothena	14,678	[a]	1,035,386
Radius Health	17,833	[a]	1,084,425
Relypsa	26,590	[a,b]	598,541
Repligen	56,707	[a,b]	1,612,180
Revance Therapeutics	18,773	[a]	728,580
SAGE Therapeutics	16,053	[a,b]	769,260
Supernus Pharmaceuticals	131,707	[a]	2,128,385
Synergy Pharmaceuticals	250,802	[a,b]	1,575,037
Teligent	89,738	[a,b]	760,978
TESARO	16,182	[a]	825,929
TherapeuticsMD	121,778	[a]	914,553
Trevena	67,461	[a]	849,334
Trillium Therapeutics	10,946	[a]	163,314
Ultragenyx Pharmaceutical	12,221	[a]	1,201,569
uniQure	29,661	[a]	557,034
			76,894,772
Real Estate - 1.5%
Alexander & Baldwin	28,430		1,077,781
CyrusOne	45,829	[c]	1,657,177
Howard Hughes	13,315	[a]	1,648,264
Marcus & Millichap	20,799	[a]	682,415
National Storage Affiliates Trust	63,199		1,046,575
Physicians Realty Trust	40,635	[c]	650,566
RE/MAX Holdings, Cl. A	40,789		1,529,995
Sovran Self Storage	11,308	[c]	1,136,341
			9,429,114
Retailing - 5.3%
Burlington Stores	25,913	[a]	1,246,674
Core-Mark Holding	41,303		3,522,733
Duluth Holdings	21,383		306,846
Express	68,718	[a]	1,150,339

Common Stocks - 98.1% (continued)	Shares		Value ($)
Retailing - 5.3% (continued)
Five Below	17,595	[a,b]	492,836
Hibbett Sports	14,777	[a,b]	484,833
LKQ	19,745	[a]	582,280
MarineMax	63,348	[a]	1,149,766
Monro Muffler Brake	77,259		5,720,256
NutriSystem	30,945		709,878
Pool	63,430		5,203,797
Restoration Hardware Holdings	36,677	[a,b]	3,296,162
Shutterfly	107,818	[a,b]	4,948,846
Tile Shop Holdings	99,222	[a,b]	1,680,821
Wayfair, Cl. A	73,375	[a,b]	2,781,646
			33,277,713
Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries	23,118	[a]	674,352
Ambarella	18,826	[a,b]	1,182,461
Cabot Microelectronics	14,890	[a]	624,784
Cavium	50,832	[a]	3,411,336
CEVA	101,384	[a]	2,574,140
Cirrus Logic	22,227	[a]	734,825
Inphi	37,602	[a]	1,208,904
Integrated Device Technology	176,513	[a]	4,949,425
MA-COM Technology Solutions Holdings	28,685	[a]	1,059,911
MaxLinear, Cl. A	120,935	[a]	2,116,362
Mellanox Technologies	12,617	[a]	567,008
Monolithic Power Systems	26,419		1,805,210
NeoPhotonics	130,549	[a]	1,355,099
ON Semiconductor	89,640	[a]	982,454
Photronics	94,450	[a]	1,036,117
Power Integrations	11,548		597,032
Rudolph Technologies	59,968	[a]	853,345
Silicon Laboratories	13,508	[a]	730,918
Tower Semiconductor	64,155	[a,b]	1,014,932
			27,478,615
Software & Services - 21.4%
ACI Worldwide	100,764	[a]	2,369,969
Actua	215,915	[a]	2,502,455
Acxiom	73,805	[a]	1,690,134
AppFolio, Cl. A	29,621		485,488
Aspen Technology	37,304	[a]	1,639,511

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Software & Services - 21.4% (continued)
Attunity	100,287	[a]	1,370,923
Autobytel	51,306	[a]	1,260,588
Benefitfocus	6,354	[a,b]	257,464
Blackbaud	42,973		2,654,872
Blackhawk Network Holdings	31,921	[a]	1,511,459
Bottomline Technologies	28,386	[a,b]	877,411
BroadSoft	50,425	[a,b]	2,018,513
CACI International, Cl. A	8,829	[a]	885,195
Callidus Software	230,186	[a]	4,776,359
Cass Information Systems	9,214		496,358
ChannelAdvisor	13,683	[a]	179,384
Cimpress	41,320	[a,b]	3,811,357
comScore	19,933	[a]	839,179
Constant Contact	123,702	[a]	3,870,636
Cornerstone OnDemand	32,173	[a]	1,155,332
CoStar Group	5,757	[a]	1,204,595
Criteo, ADR	113,602		4,630,418
Cvent	90,751	[a]	3,278,834
Cyber-Ark Software	33,072	[a]	1,431,687
Descartes Systems Group	117,411	[a]	2,344,698
Ellie Mae	17,479	[a]	1,115,859
Envestnet	51,854	[a]	1,683,699
Euronet Worldwide	31,905	[a]	2,479,657
Fair Isaac	10,812		1,029,843
Fleetmatics Group	3,611	[a]	215,577
Gigamon	23,675	[a]	641,356
GoDaddy	47,197	[b]	1,466,411
GTT Communications	106,206	[a]	2,250,505
Guidewire Software	32,115	[a]	1,905,383
HomeAway	20,656	[a]	730,396
Hortonworks	71,070		1,207,479
HubSpot	37,416	[a]	2,028,321
Imperva	29,172	[a]	2,177,106
Interactive Intelligence Group	32,183	[a]	1,109,026
Intralinks Holdings	124,394	[a]	1,272,551
j2 Global	62,095		4,996,785
LogMeIn	58,463	[a]	4,175,427
Luxoft Holding	20,622	[a]	1,597,586
Manhattan Associates	31,064	[a]	2,379,502

Common Stocks - 98.1% (continued)	Shares		Value ($)
Software & Services - 21.4% (continued)
ManTech International, Cl. A	27,504		921,109
MAXIMUS	16,817		954,365
Monotype Imaging Holdings	20,736		548,052
NetSuite	4,161	[a,b]	355,349
NeuStar, Cl. A	55,610	[a,b]	1,401,372
New Relic	85,964		3,233,106
Paycom Software	89,563	[a,b]	3,904,947
Paylocity Holding	45,485	[a]	1,998,611
Pegasystems	27,323		807,121
Points International	50,590	[a,b]	534,736
Proofpoint	50,857	[a,b]	3,728,327
PROS Holdings	27,085	[a]	666,020
Q2 Holdings	42,532	[a]	1,168,779
Reis	45,092		1,128,653
RingCentral, Cl. A	51,668	[a]	1,183,714
SciQuest	32,791	[a]	423,332
SeaChange International	199,004	[a]	1,387,058
Shutterstock	16,980	[a,b]	615,865
SPS Commerce	29,548	[a]	2,196,007
Stamps.com	53,878	[a]	5,461,074
Textura	41,917	[a,b]	1,012,296
Tyler Technologies	27,020	[a]	4,821,449
Ultimate Software Group	26,473	[a]	5,228,417
Verint Systems	15,660	[a]	733,671
Virtusa	15,473	[a]	762,045
Wix.com	101,663	[a,b]	2,526,326
WNS Holdings, ADR	115,864	[a]	3,562,818
Zendesk	32,839	[a]	841,007
Zix	154,390	[a]	866,128
			134,977,042
Technology Hardware & Equipment - 3.9%
Applied Optoelectronics	46,905	[a]	879,469
CalAmp	130,358	[a]	2,409,016
Ciena	83,827	[a]	2,099,028
Cognex	24,838		921,490
Coherent	12,729	[a]	864,554
Diebold	22,811		790,857
Digi International	32,705	[a]	409,140
Electronics For Imaging	45,470	[a]	2,231,668

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Common Stocks - 98.1% (continued)	Shares		Value ($)
Technology Hardware & Equipment - 3.9% (continued)
ePlus	3,673	[a]	323,922
Fabrinet	51,273	[a]	1,226,963
Immersion	65,706	[a]	881,117
Infinera	136,206	[a,b]	3,067,359
Ituran Location and Control	19,315		390,163
Mercury Systems	72,849	[a]	1,426,383
National Instruments	34,402		1,080,223
NETGEAR	20,249	[a]	893,183
OSI Systems	9,470	[a]	886,676
QLogic	115,879	[a]	1,494,839
ShoreTel	91,303	[a]	936,769
Stratasys	22,696	[a,b]	567,400
Universal Display	15,404	[a]	809,634
			24,589,853
Telecommunication Services - 1.0%
8x8	84,897	[a]	1,001,785
Boingo Wireless	436,251	[a]	2,887,982
Telephone & Data Systems	58,040		1,641,952
Vonage Holdings	142,805	[a]	921,092
			6,452,811
Transportation - 2.6%
Allegiant Travel	8,140		1,425,558
Controladora Vuela Compania de Aviacion, ADR	114,049	[a]	2,017,527
Echo Global Logistics	160,571	[a]	3,789,476
Forward Air	8,015		385,441
Genesee & Wyoming, Cl. A	32,087	[a]	2,222,666
Hub Group, Cl. A	10,700	[a]	412,271
JetBlue Airways	39,648	[a]	980,891
Marten Transport	95,621		1,728,828
Matson	21,419		1,107,576
Old Dominion Freight Line	17,598	[a]	1,121,169
XPO Logistics	35,315	[a,b]	1,077,108
			16,268,511
Utilities - .2%
American States Water	36,607		1,531,271
Total Common Stocks (cost $529,760,855)			618,505,162

Investment of Cash Collateral for Securities Loaned - 8.4%
Registered Investment Company;
Dreyfus Institutional Cash Advantage Fund (cost $53,057,892)	53,057,892	[d]	53,057,892
Total Investments (cost $582,818,747)	106.5%		671,563,054
Liabilities, Less Cash and Receivables	(6.5%)		(40,726,046)
Net Assets	100.0%		630,837,008

ADR—American Depository Receipt
ETF—Exchange-Traded Fund

aNon-income producing security.
bSecurity, or portion thereof, on loan. At November 30, 2015, the value of the fund’s securities on loan was $96,668,565 and the value of the collateral held by the fund was $98,801,451 consisting of cash collateral of $53,057,892 and U.S. Government & Agency securities valued at $45,743,559.
cInvestment in real estate investment trust.
dInvestment in affiliated money market mutual fund.

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Portfolio Summary (Unaudited) †	Value (%)
Software & Services	21.4
Pharmaceuticals, Biotechnology & Life Sciences	12.2
Health Care Equipment & Services	8.6
Money Market Investment	8.4
Consumer Services	6.7
Capital Goods	5.5
Commercial & Professional Services	5.3
Retailing	5.3
Semiconductors & Semiconductor Equipment	4.4
Banks	4.3
Technology Hardware & Equipment	3.9
Materials	2.6
Transportation	2.6
Consumer Durables & Apparel	2.2
Diversified Financials	2.0
Automobiles & Components	1.8
Media	1.7
Food, Beverage & Tobacco	1.6
Real Estate	1.5
Energy	1.4
Telecommunication Services	1.0
Exchange-Traded Funds	.6
Food & Staples Retailing	.6
Insurance	.5
Household & Personal Products	.2
Utilities	.2
106.5

† Based on net assets.
See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES
November 30, 2015 (Unaudited)

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments (including securities on loan, valued at $96,668,565)—Note 1(b):
Unaffiliated issuers	529,760,855	618,505,162
Affiliated issuers	53,057,892	53,057,892
Cash		13,584,459
Receivable for investment securities sold		5,364,683
Receivable for shares of Common Stock subscribed		372,207
Dividends and securities lending income receivable		347,274
Prepaid expenses		32,716
		691,264,393
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 3(c)		535,636
Liability for securities on loan—Note 1(b)		53,057,892
Payable for investment securities purchased		5,577,702
Payable for shares of Common Stock redeemed		1,178,894
Accrued expenses		77,261
		60,427,385
Net Assets ($)		630,837,008
Composition of Net Assets ($):
Paid-in capital		517,650,002
Accumulated investment (loss)—net		(1,821,925)
Accumulated net realized gain (loss) on investments		26,264,624
Accumulated net unrealized appreciation (depreciation) on investments		88,744,307
Net Assets ($)		630,837,008

Net Asset Value Per Share	Class A	Class C	Class I	Class Y
Net Assets ($)	4,538,657	221,721	24,054,769	602,021,861
Shares Outstanding	188,982	9,652	983,852	24,640,505
Net Asset Value Per Share ($)	24.02	22.97	24.45	24.43

See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended November 30, 2015 (Unaudited)

Investment Income ($):
Income:
Cash dividends from unaffiliated issuers (net of $18,363 foreign taxes withheld at source):	1,347,743
Income from securities lending—Note 1(b)	631,099
Total Income	1,978,842
Expenses:
Management fee—Note 3(a)	2,819,806
Custodian fees—Note 3(c)	62,785
Professional fees	31,809
Registration fees	30,453
Directors’ fees and expenses—Note 3(d)	19,609
Shareholder servicing costs—Note 3(c)	11,592
Prospectus and shareholders’ reports	9,893
Loan commitment fees—Note 2	3,671
Distribution fees—Note 3(b)	981
Miscellaneous	19,842
Total Expenses	3,010,441
Less—reduction in expenses due to undertaking—Note 3(a)	(403)
Less—reduction in fees due to earnings credits—Note 3(c)	(5)
Net Expenses	3,010,033
Investment (Loss)—Net	(1,031,191)
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments	1,943,927
Net unrealized appreciation (depreciation) on investments	(20,969,189)
Net Realized and Unrealized Gain (Loss) on Investments	(19,025,262)
Net (Decrease) in Net Assets Resulting from Operations	(20,056,453)

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Operations ($):
Investment (loss)—net	(1,031,191)	(2,020,721)
Net realized gain (loss) on investments	1,943,927	49,113,495
Net unrealized appreciation (depreciation) on investments	(20,969,189)	27,576,978
Net Increase (Decrease) in Net Assets Resulting from Operations	(20,056,453)	74,669,752
Dividends to Shareholders from ($):
Net realized gain on investments:
Class A	-	(255,540)
Class C	-	(24,962)
Class I	-	(1,796,475)
Class Y	-	(39,214,656)
Total Dividends	-	(41,291,633)
Capital Stock Transactions ($):
Net proceeds from shares sold:
Class A	171,217	2,328,567
Class C	31,000	49,219
Class I	4,784,785	18,738,044
Class Y	63,378,971	620,463,504
Dividends reinvested:
Class A	-	252,253
Class C	-	24,962
Class I	-	1,690,443
Class Y	-	20,039,114
Cost of shares redeemed:
Class A	(306,804)	(2,806,296)
Class C	(66,446)	(254,251)
Class I	(3,851,507)	(474,966,106)
Class Y	(34,885,778)	(57,309,024)
Increase (Decrease) in Net Assets from Capital Stock Transactions	29,255,438	128,250,429
Total Increase (Decrease) in Net Assets	9,198,985	161,628,548
Net Assets ($):
Beginning of Period	621,638,023	460,009,475
End of Period	630,837,008	621,638,023
Accumulated investment (loss)—net	(1,821,925)	(790,734)

STATEMENT OF CHANGES IN NET ASSETS (continued)

	Six Months Ended November 30, 2015 (Unaudited)	Year Ended May 31, 2015
Capital Share Transactions (Shares):
Class A
Shares sold	6,979	100,109
Shares issued for dividends reinvested	-	10,753
Shares redeemed	(12,583)	(117,675)
Net Increase (Decrease) in Shares Outstanding	(5,604)	(6,813)
Class C
Shares sold	1,314	2,134
Shares issued for dividends reinvested	-	1,104
Shares redeemed	(2,884)	(10,818)
Net Increase (Decrease) in Shares Outstanding	(1,570)	(7,580)
Class I [a]
Shares sold	193,095	760,915
Shares issued for dividends reinvested	-	70,998
Shares redeemed	(154,997)	(18,932,546)
Net Increase (Decrease) in Shares Outstanding	38,098	(18,100,633)
Class Y [a]
Shares sold	2,581,566	24,964,010
Shares issued for dividends reinvested	-	842,334
Shares redeemed	(1,430,167)	(2,358,089)
Net Increase (Decrease) in Shares Outstanding	1,151,399	23,448,255

[a] During the period ended May 31, 2015, 17,848,095 Class I shares representing $448,344,147 were exchanged for 17,862,317 Class Y shares.

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information (except portfolio turnover rate) reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund’s financial statements.

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class A Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	24.84	23.55	22.16	17.13	18.36	12.50
Investment Operations:
Investment (loss)—net[b]	(.08)	(.17)	(.19)	(.11)	(.13)	(.15)
Net realized and unrealized gain (loss) on investments	(.74)	3.42	2.90	5.14	(1.10)	6.06
Total from Investment Operations	(.82)	3.25	2.71	5.03	(1.23)	5.91
Distributions:
Dividends from net realized gain on investments	-	(1.96)	(1.32)	-	-	(.05)
Net asset value, end of period	24.02	24.84	23.55	22.16	17.13	18.36
Total Return (%)[c]	(3.30)[d]	14.30	11.87	29.36	(6.70)	47.31[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	1.28[e]	1.32	1.38	1.34	1.43	2.95[e]
Ratio of net expenses to average net assets	1.28[e]	1.30	1.30	1.33	1.34	1.40[e]
Ratio of net investment (loss) to average net assets	(.65)[e]	(.71)	(.75)	(.56)	(.78)	(1.03)[e]
Portfolio Turnover Rate	54.61[d]	148.55	121.33	111.48	107.62	70.41[d]
Net Assets, end of period ($ x 1,000)	4,539	4,834	4,742	668	430	758

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class C Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	23.85	22.85	21.70	16.89	18.22	12.50
Investment Operations:
Investment (loss)—net[b]	(.17)	(.35)	(.36)	(.23)	(.26)	(.26)
Net realized and unrealized gain (loss) on investments	(.71)	3.31	2.83	5.04	(1.07)	6.03
Total from Investment Operations	(.88)	2.96	2.47	4.81	(1.33)	5.77
Distributions:
Dividends from net realized gain on investments	-	(1.96)	(1.32)	-	-	(.05)
Net asset value, end of period	22.97	23.85	22.85	21.70	16.89	18.22
Total Return (%)[c]	(3.73)[d]	13.49	10.99	28.48	(7.30)	46.19[d]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	2.36[e]	2.34	2.34	2.25	2.16	3.73[e]
Ratio of net expenses to average net assets	2.05[e]	2.05	2.03	2.02	2.07	2.15[e]
Ratio of net investment (loss ) to average net assets	(1.43)[e]	(1.48)	(1.48)	(1.28)	(1.56)	(1.77)[e]
Portfolio Turnover Rate	54.61[d]	148.55	121.33	111.48	107.62	70.41[d]
Net Assets, end of period ($ x 1,000)	222	268	430	32	47	214

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding.
c Exclusive of sales charge.
d Not annualized.
e Annualized.

See notes to financial statements.

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class I Shares	(Unaudited)	2015	2014	2013	2012	2011[a]
Per Share Data ($):
Net asset value, beginning of period	25.25	23.83	22.35	17.22	18.40	12.50
Investment Operations:
Investment (loss)—net[b]	(.04)	(.10)	(.12)	(.05)	(.06)	(.13)
Net realized and unrealized gain (loss) on investments	(.76)	3.48	2.92	5.18	(1.12)	6.08
Total from Investment Operations	(.80)	3.38	2.80	5.13	(1.18)	5.95
Distributions:
Dividends from net realized gain on investments	-	(1.96)	(1.32)	-	-	(.05)
Net asset value, end of period	24.45	25.25	23.83	22.35	17.22	18.40
Total Return (%)	(3.17)[c]	14.69	12.18	29.79	(6.41)	47.63[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.98[d]	.97	.98	.99	1.03	1.77[d]
Ratio of net expenses to average net assets	.98[d]	.97	.98	.99	1.02	1.15[d]
Ratio of net investment (loss) to average net assets	(.34)[d]	(.53)	(.45)	(.25)	(.34)	(.84)[d]
Portfolio Turnover Rate	54.61[c]	148.55	121.33	111.48	107.62	70.41[c]
Net Assets, end of period ($ x 1,000)	24,055	23,882	453,865	362,704	189,191	111,480

a From July 1, 2010 (commencement of operations) to May 31, 2011.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended
	November 30, 2015	Year Ended May 31,
Class Y Shares	(Unaudited)	2015	2014[a]
Per Share Data ($):
Net asset value, beginning of period	25.23	23.81	23.06
Investment Operations:
Investment (loss)—net[b]	(.04)	(.09)	(.02)
Net realized and unrealized gain (loss) on investments	(.76)	3.47	2.09
Total from Investment Operations	(.80)	3.38	2.07
Distributions:
Dividends from net realized gain on investments	-	(1.96)	(1.32)
Net asset value, end of period	24.43	25.23	23.81
Total Return (%)	(3.17)[c]	14.66	8.68[c]
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets	.96[d]	.97	1.16[d]
Ratio of net expenses to average net assets	.96[d]	.97	1.04[d]
Ratio of net investment (loss) to average net assets	(.33)[d]	(.36)	(.08)[d]
Portfolio Turnover Rate	54.61[c]	148.55	121.33
Net Assets, end of period ($ x 1,000)	602,022	592,655	973

a From July 1, 2013 (commencement of initial offering) to May 31, 2014.
b Based on average shares outstanding.
c Not annualized.
d Annualized.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1—Significant Accounting Policies:

Dreyfus Select Managers Small Cap Growth Fund (the “fund”) is a separate non-diversified series of Strategic Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and operates as a series company currently offering ten series, including the fund. The fund’s investment objective is to seek capital appreciation. The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. EACM Advisors LLC (“EACM”), a wholly-owned subsidiary of BNY Mellon and an affiliate of Dreyfus, serves as the fund’s portfolio allocation manager. Riverbridge Partners, LLC (“Riverbridge”), Henderson Geneva Capital Management Ltd. (“Henderson”), Cupps Capital Management, LLC (“CCM”), Nicholas Investment Partners, L.P. (“Nicholas”), EAM Investors, LLC (“EAM”), Granite Investment Partners, LLC (“Granite”) and Rice Hall James & Associates (“Rice Hall”), serve as the fund’s sub-investment advisers, each managing an allocated portion of the fund’s portfolio.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of Dreyfus, is the distributor of the fund’s shares. The fund is authorized to issue 325 million shares of $.001 par value Common Stock. The fund currently offers four classes of shares: Class A (75 million shares authorized), Class C (75 million shares authorized), Class I (75 million shares authorized) and Class Y (100 million shares authorized). Class A shares generally are subject to a sales charge imposed at the time of purchase. Class C shares are subject to a contingent deferred sales charge (“CDSC”) imposed on Class C shares redeemed within one year of purchase. Class I and Class Y shares are sold at net asset value per share generally to institutional investors. Other differences between the classes include the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs, and certain voting rights. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and financial futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Company’s Board of Director’s (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

The following is a summary of the inputs used as of November 30, 2015 in valuing the fund’s investments:

	Level 1 Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:
Equity Securities - Domestic Common Stocks†	580,634,271	-	-	580,634,271
Equity Securities - Foreign Common Stocks†	34,420,802	-	-	34,420,802
Exchange-Traded Funds	3,450,089	-	-	3,450,089
Mutual Funds	53,057,892	-	-	53,057,892

† See Statement of Investments for additional detailed categorizations.

At November 30, 2015, there were no transfers between levels of the fair value hierarchy.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by Dreyfus, or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. During the period ended November 30, 2015, The Bank of New York Mellon earned $129,190 from lending portfolio securities, pursuant to the securities lending agreement.

(c) Affiliated issuers: Investments in other investment companies advised by Dreyfus are defined as “affiliated” under the Act. Investments in affiliated investment companies during the period ended November 30, 2015 were as follows:

Affiliated Investment Company	Value 5/31/2015 ($)	Purchases ($)	Sales ($)	Value 11/30/2015 ($)	Net Assets (%)
Dreyfus Institutional Cash Advantage Fund	61,998,999	148,994,776	157,935,883	53,057,892	8.4

(d) Dividends to shareholders: Dividends are recorded on the ex-dividend date. Dividends from investment income-net and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2015, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period ended November 30, 2015, the fund did not incur any interest or penalties.

Each tax year for the three-year period ended May 31, 2015 remains subject to examination by the Internal Revenue Service and state taxing authorities.

The tax character of distributions paid to shareholders during the fiscal year ended May 31, 2015 was as follows: ordinary income $2,410,710 and long-term capital gains $38,880,923. The tax character of current year distributions will be determined at the end of the current fiscal year.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2—Bank Lines of Credit:

The fund participates with other Dreyfus-managed funds in a $480 million unsecured credit facility led by Citibank, N.A. and a $300 million unsecured credit facility provided by The Bank of New York Mellon (each, a “Facility”), each to be utilized primarily for temporary or emergency purposes, including the financing of redemptions. Prior to October 7, 2015, the unsecured credit facility with Citibank, N.A. was $430 million. In connection therewith, the fund has agreed to pay its pro rata portion of commitment fees for each Facility. Interest is charged to the fund based on rates determined pursuant to the terms of the respective Facility at the time of borrowing. During the period ended November 30, 2015, the fund did not borrow under the Facilities.

NOTE 3—Management Fee, Sub-Investment Advisory Fee and Other Transactions with Affiliates:

(a) Pursuant to a management agreement with Dreyfus, the management fee is computed at the annual rate of .90% of the value of the fund’s average daily net assets and is payable monthly. Dreyfus has contractually agreed, from June 1, 2015 through October 1, 2016, to waive receipt of its fees and/or assume the direct expenses of the fund, so that the expenses of Class A, Class C, Class I and Class Y (excluding Rule 12b-1 Distribution Plan fees, Shareholder Services Plan fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and .98% of the value of the respective Class’ average daily net assets. The reduction in expenses, pursuant to the undertaking, amounted to $403 during the period ended November 30, 2015.

Pursuant to a Portfolio Allocation Agreement between Dreyfus and EACM, Dreyfus pays EACM a monthly fee at an annual percentage of the value of the fund’s average daily net assets.

Pursuant to separate sub-investment advisory agreements between Dreyfus and Riverbridge, Henderson, CCM, Nicholas, EAM, Granite and Rice Hall, each serves as the fund’s sub-investment adviser responsible for the day-to-day management of a portion of the fund’s portfolio. Dreyfus pays each sub-investment adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. Dreyfus has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits Dreyfus, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-investment advisers who are either unaffiliated with Dreyfus or are wholly-owned subsidiaries (as defined under the Act) of Dreyfus’ ultimate parent company, BNY Mellon, without obtaining shareholder approval. The Order also allows the fund to disclose the sub-investment advisory fee paid by Dreyfus to any unaffiliated sub-investment adviser in the aggregate with other unaffiliated sub-investment advisers in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by Dreyfus separately to a sub-investment adviser that is a wholly-owned subsidiary of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to Dreyfus. Dreyfus has ultimate responsibility (subject to oversight by the Board) to supervise any sub-investment adviser and recommend the hiring, termination, and replacement of any sub-investment adviser to the Board.

During the period ended November 30, 2015, the Distributor retained $233 from commissions earned on sales of the fund's Class A shares.

(b) Under the Distribution Plan adopted pursuant to Rule 12b-1 under the Act, Class C shares pay the Distributor for distributing its shares at an annual rate of .75% of the value of its average daily net assets. During the period ended November 30, 2015, Class C shares were charged $981 pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan, Class A and Class C shares pay the Distributor at an annual rate of .25% of the value of their average daily net assets for the provision of certain services. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the fund and providing reports and other information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents (securities dealers, financial institutions or other industry professionals) with respect to these services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2015, Class A and Class C shares were charged $5,860 and $327, respectively, pursuant to the Shareholder Services Plan.

The fund has arrangements with the transfer agent and the custodian whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset transfer agency and custody fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of Dreyfus, under a transfer agency agreement for providing transfer

NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

agency and cash management services for the fund. The majority of transfer agency fees are comprised of amounts paid on a per account basis, while cash management fees are related to fund subscriptions and redemptions. During the period ended November 30, 2015, the fund was charged $2,336 for transfer agency services and $102 for cash management services. These fees are included in Shareholder servicing costs in the Statement of Operations. Cash management fees were partially offset by earnings credits of $5.

The fund compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. These fees are determined based on net assets, geographic region and transaction activity. During the period ended November 30, 2015, the fund was charged $62,785 pursuant to the custody agreement.

During the period ended November 30, 2015, the fund was charged $11,559 for services performed by the Chief Compliance Officer and his staff.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $459,811, Distribution Plan fees $144, Shareholder Services Plan fees $973, custodian fees $70,000, Chief Compliance Officer fees $3,882 and transfer agency fees $897, which are offset against an expense reimbursement currently in effect in the amount of $71.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 4—Securities Transactions:

The aggregate amount of purchases and sales of investment securities, excluding short-term securities, during the period ended November 30, 2015, amounted to $359,313,157 and $331,095,632, respectively.

At November 30, 2015, accumulated net unrealized appreciation on investments was $88,744,307, consisting of $112,279,999 gross unrealized appreciation and $23,535,692 gross unrealized depreciation.

At November 30, 2015, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT, PORTFOLIO ALLOCATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited)

At a meeting of the fund’s Board of Directors held on November 2-3, 2015, the Board considered the renewal of (a) the fund’s Management Agreement, pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Management Agreement”); (b) Dreyfus’ Portfolio Allocation Management Agreement (the “Allocation Agreement”) with EACM Advisors LLC (“EACM”), pursuant to which EACM is responsible for evaluating and recommending subadvisers to provide the fund with day-to-day portfolio management services, recommending the percentage of fund assets to be allocated to each subadviser, monitoring and evaluating the performance of the subadvisers, and recommending whether a subadviser should be terminated; and (c) Dreyfus’ separate Sub-Investment Advisory Agreements (collectively with the Management Agreement and the Allocation Agreement, the “Agreements”) with each of EAM Investors, LLC, Henderson Geneva Capital Management, Ltd., Riverbridge Partners, LLC, Nicholas Investment Partners, L.P., Cupps Capital Management, LLC, Granite Investment Partners, LLC and Rice Hall James & Associates, LLC (collectively, the “Sub-Advisers”), pursuant to which each Sub-Adviser serves as a sub-investment adviser and provides day-to-day management of the fund’s investments. The Board members, a majority of whom are not “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus, EACM and the Sub-Advisers. In considering the renewal of the Agreements, the Board considered all factors that it believed to be relevant, including those discussed below. The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund. The Board considered information provided to them at the meeting and in previous presentations from Dreyfus representatives regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex (such as retail direct or intermediary, in which intermediaries typically are paid by the fund and/or Dreyfus) and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each intermediary or distribution channel, as applicable to the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT, PORTFOLIO ALLOCATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

The Board also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements. The Board also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures, as well as Dreyfus’ supervisory activities over EACM and the Sub-Advisers, and EACM’s evaluations and recommendations to Dreyfus regarding the Sub-Advisers and EACM’s supervisory activities over the Sub-Advisers. The Board also considered the Sub-Advisers’ brokerage policies and practices (including policies and practices regarding soft dollars) and the standards applied in seeking best execution.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended September 30, 2015, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of the date of its analysis. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds. They also noted that performance generally should be considered over longer periods of time, although it is possible that long-term performance can be adversely affected by even one period of significant underperformance so that a single investment decision or theme has the ability to affect disproportionately long-term performance. The Board discussed the results of the comparisons and noted that the fund’s total return performance was below the Performance Group and Performance Universe medians for all periods, except for the one-year period when it was above the median and the five-year period when it was at the median, and below the Performance Universe median for all periods except for the five-year period when it was above the median. The Dreyfus representatives noted the fund performance proximity to the Performance Group and/or Performance Universe medians during certain periods when performance was below median. Dreyfus also provided a comparison of the fund’s calendar year total returns to the returns of the fund’s benchmark index and noted that the fund’s performance was above the benchmark for two of the four calendar years shown. The Dreyfus representatives also discussed the fund’s improved performance since September 30, 2015 and Sub-Adviser evaluations and other activities undertaken to seek to improve performance.

The Board also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons. The Board noted that the fund’s contractual management fee was above the Expense Group median, the fund’s actual management fee was above the Expense Group and Expense Universe medians and the fund’s total expenses were below the Expense Group and Expense Universe medians.

Dreyfus representatives noted that Dreyfus has contractually agreed to waive receipt of its fees and/or assume the expenses of the fund, until October 1, 2016, so that the expenses of Class A, Class C, Class I and Class Y shares of the fund (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest, brokerage commissions, commitment fees on borrowings and extraordinary expenses) do not exceed 1.05%, 1.05%, 1.05% and 0.98%, respectively.

Dreyfus representatives reviewed with the Board the management or investment advisory fees (1) paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund and (2) paid to Dreyfus or its affiliates for advising any separate accounts and/or other types of client portfolios that are considered to have similar investment strategies and policies as the fund (the “Similar Clients”), and explained the nature of the Similar Clients. They discussed differences in fees paid and the relationship of the fees paid in light of any differences in the services provided and other relevant factors. The Board considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

The Board considered the fee to EACM and to each Sub-Adviser in relation to the fee paid to Dreyfus by the fund and the respective services provided by EACM, each Sub-Adviser and Dreyfus. The Board also reviewed and considered the individual performance of each Sub-Adviser as to the portion of the fund’s assets under its management. The Board also noted that EACM’s and each Sub-Adviser’s fee is paid by Dreyfus (out of its fee from the fund) and not the fund.

INFORMATION ABOUT THE RENEWAL OF THE FUND’S MANAGEMENT, PORTFOLIO ALLOCATION AND SUB-INVESTMENT ADVISORY AGREEMENTS (Unaudited) (continued)

Analysis of Profitability and Economies of Scale. Dreyfus representatives reviewed the expenses allocated and profit received by Dreyfus and its affiliates and the resulting profitability percentage for managing the fund and the aggregate profitability percentage to Dreyfus and its affiliates for managing the funds in the Dreyfus fund complex, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus. The Board also had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex. The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board considered on the advice of its counsel the profitability analysis (1) as part of its evaluation of whether the fees under the Agreements bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Since Dreyfus, and not the fund, pays EACM and the Sub-Advisers pursuant to the respective Agreements, the Board did not consider EACM’s or any Sub-Adviser’s profitability to be relevant to its deliberations. Dreyfus representatives also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level. The Board also considered potential benefits to Dreyfus and each Sub-Adviser from acting as investment adviser and sub-investment adviser, respectively, and EACM from acting as portfolio allocation manager, and noted the soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreements. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

• The Board concluded that the nature, extent and quality of the services provided by Dreyfus, EACM and the Sub-Advisers are adequate and appropriate.

• The Board expressed some concern with the fund’s relative performance, but noted the efforts to improve performance and agreed to closely monitor performance.

• The Board concluded that the fees paid to Dreyfus, EACM and the Sub-Advisers were reasonable in light of the considerations described above.

• The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

In evaluating the Agreements, the Board considered these conclusions and determinations and also relied on its previous knowledge, gained through meetings and other interactions with Dreyfus and its affiliates, EACM and the Sub-Advisers, of the fund and the services provided to the fund by Dreyfus, EACM and the Sub-Advisers. The Board also relied on information received on a routine and regular basis throughout the year relating to the operations of the fund and the investment management and other services provided under the Agreements, including information on the investment performance of the fund in comparison to similar mutual funds and benchmark performance indices; general market outlook as applicable to the fund; and compliance reports. In addition, the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board’s conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board determined to renew the Agreements.

For More Information

Dreyfus Select Managers Small Cap Growth Fund

200 Park Avenue
New York, NY 10166

Manager

The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Portfolio Allocation Manager

EACM Advisors LLC
200 Connecticut Avenue
Norwalk, CT 06854-1958

Sub-Investment Advisers

Riverbridge Partners, LLC
1200 IDS Center
80 South Eighth Street
Minneapolis, MN  55402

Henderson Geneva Capital
Management Ltd.
100 East Wisconsin Avenue,
Suite 2550
Milwaukee, WI 53202

Cupps Capital Management, LLC
300 North LaSalle Street, Suite 5425
Chicago, IL 60654

Nicholas Investment Partners, L.P.
6451 El Sicomoro
Rancho Santa Fe, CA 92067

EAM Investors, LLC
2533 South Coast Highway 101,
Suite 240
Cardiff-by-the-Sea, CA 92007

Granite Investment Partners, LLC
2121 Rosecrans Avenue, Suite 2360
El Segundo, CA 90245

Rice Hall James & Associates
600 West Broadway, Suite 1000
San Diego, CA 92101

Custodian

The Bank of New York Mellon
225 Liberty Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent

Dreyfus Transfer, Inc.
200 Park Avenue
New York, NY 10166

Distributor

MBSC Securities Corporation
200 Park Avenue
New York, NY 10166

Ticker Symbols:	CLASS A:DSGAX CLASS C: DSGCX CLASS I: DSGIX CLASS Y:DSGYX

Telephone Call your financial representative or 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144

E-mail Send your request to info@dreyfus.com

Internet Information can be viewed online or downloaded at www.dreyfus.com

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (phone 1-800-SEC-0330 for information).

A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.dreyfus.com and on the SEC’s website at www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2016 MBSC Securities Corporation 6289SA1115

Item 2.       Code of Ethics.

                  Not applicable.

Item 3.       Audit Committee Financial Expert.

                  Not applicable.

Item 4.       Principal Accountant Fees and Services.

                  Not applicable.

Item 5.       Audit Committee of Listed Registrants.

                  Not applicable.

Item 6.       Investments.

(a)              Not applicable.

Item 7.       Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

                  Not applicable.

Item 8.       Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.       Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

                  Not applicable.

Item 10.     Submission of Matters to a Vote of Security Holders.

                  There have been no material changes to the procedures applicable to Item 10.

Item 11.     Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.     Exhibits.

(a)(1)   Not applicable.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Strategic Funds, Inc.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:       /s/ Bradley J. Skapyak

            Bradley J. Skapyak

            President

Date:    January 20, 2016

By:       /s/ James Windels

            James Windels

            Treasurer

Date:    January 20, 2016

EXHIBIT INDEX

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)